UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008

[LOGO OF USAA]
    USAA(R)










                       USAA TREASURY MONEY MARKET Trust(R)


                      1ST QUARTER Portfolio of Investments


                                AUGUST 31, 2008





















                                                                      (Form N-Q)


48053-1008                                   (C)2008, USAA. All rights reserved.
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                                                                               1

  P O R T F O L I O
======================----------------------------------------------------------
                            of INVESTMENTS (in thousands)


USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2008 (UNAUDITED)

    PRINCIPAL
       AMOUNT  SECURITY                                                                               VALUE
 ----------------------------------------------------------------------------------------------------------

               U.S. TREASURY BILLS (20.2%)(A)
$       5,000  1.45%, 9/04/2008                                                             $         4,999
       10,000  1.26%, 9/11/2008                                                                       9,996
        5,000  2.18%, 12/04/2008                                                                      4,972
        5,000  2.02%, 12/11/2008                                                                      4,972
       10,000  2.05%, 12/18/2008                                                                      9,938
       10,000  1.83%, 1/15/2009                                                                       9,931
                                                                                            ---------------
               Total U.S. Treasury Bills (cost: $44,808)                                             44,808
                                                                                            ---------------

               REPURCHASE AGREEMENTS (80.0%)
       40,000  Credit Suisse First Boston Corp., 2.09%, acquired 8/29/2008 and due
                    9/02/2008 at $40,000 (collateralized by $39,500 of Government
                    National Mortgage Assn.(b),  5.50% - 6.50%, due 6/15/2033 -
                    8/20/2038; market value $40,800)                                                 40,000
       69,681  Deutsche Bank Securities, Inc., 2.02%, acquired 8/29/2008 and due
                    9/02/2008 at $69,681 (collateralized by $69,302 of U.S. Treasury,
                    3.13% - 4.50%(c), due 4/15/2009 - 4/30/2012; market value
                    $71,074)                                                                         69,681
       68,000  JP Morgan Chase Securities, Inc., 1.93%, acquired 8/29/2008 and due
                    9/02/2008 at $68,000 (collateralized by $70,279 of U.S. Treasury,
                    1.96% - 2.20%(d), due 2/19/2009 - 8/27/2009; market value
                    $69,364)                                                                         68,000
                                                                                            ---------------
               Total Repurchase Agreements (cost: $177,681)                                         177,681
                                                                                            ---------------


               TOTAL INVESTMENTS (COST: $222,489)                                       $           222,489
                                                                                            ===============

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USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2008 (UNAUDITED)


Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                                      $-
Level 2 - Other Significant Observable Inputs                       222,489,000
Level 3 - Significant Unobservable Inputs                                     -
---------------------------------------------------- ---------------------------
Total                                                              $222,489,000
---------------------------------------------------- ---------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

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                            (continued)


USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2008 (UNAUDITED)


E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $221,991,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES


(a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.
(b) Mortage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.
(c) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.